Financial instruments and management of financial risks - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 672	$ 703
Cash and cash equivalents
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	174	127
Accounts receivable
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	454	498
Due from affiliated companies
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	16	62
Derivative assets
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 28	$ 16